Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Components of Income Tax Expense Benefit

The following table presents the components of the income tax expense / (benefit) for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
	2017	2016	2015
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(162,820,181)	(162,033,295)	(84,003,064)
Adjustments to current tax from the previous period	(1,127,646)	(710,740)	(7,307,511)
Other current tax benefit / (expense)	15,934,106	21,380,071	(34,995,137)
Current tax expense, net	(148,013,721)	(141,363,964)	(126,305,712)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	4,671,420	29,960,782	16,693,113
Total deferred tax benefit / (expense)	4,671,420	29,960,782	16,693,113
Income tax expense	(143,342,301)	(111,403,182)	(109,612,599)

Summary of Reconciliation of Tax Expense

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recorded in the accompanying Consolidated Statement of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015:

		12-31-2017		12-31-2016		12-31-2015
Reconciliation of Tax Expense	Rate	ThCh$	Rate	ThCh$	Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		666,760,212		676,674,298		456,580,763
Total tax income (expense) using statutory rate	(25.50%)	(170,023,854)	(24.00%)	(162,401,830)	(22.50%)	(102,730,671)
Tax effect of rates applied in other countries	0.05%	328,968
Tax effect of non-taxable revenues	5.67%	37,774,743	6.53%	44,163,296	2.12%	9,674,087
Tax effect of non-tax-deductible expenses	(3.11%)	(20,737,858)	(2.13%)	(14,392,926)	(4.61%)	(21,060,811)
Tax effect of adjustments to taxes in previous periods	(0.17%)	(1,127,646)	(0.11%)	(710,740)	(1.60%)	(7,307,511)
Price level restatement for tax purposes (investments and equity)	1.57%	10,443,346	3.24%	21,939,018	2.58%	11,812,307
Total adjustments to tax expense using statutory rate	4.00%	26,681,553	7.53%	50,998,648	(1.51%)	(6,881,928)
Income tax benefit (expense)	(21.50%)	(143,342,301)	(16.47%)	(111,403,182)	(24.01%)	(109,612,599)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origination and changes in deferred tax assets and liabilities as of December 31, 2017 and 2016, are as follows:

	December 31, 2017		December 31, 2016
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	162,315	(263,847,598)	5,465,105	(246,373,416)
Provisions	39,890,472	—	36,785,893	(342,283)
Post-employment benefit obligations	6,336,920	(364,925)	6,795,806	(579,978)
Tax loss carryforwards	9,536,102	—	11,911,396	—
Other	49,635,500	(10,734,675)	21,979,742	(13,210,542)
Deferred Tax Assets/Liabilities before compensation	105,561,309	(274,947,198)	82,937,942	(260,506,219)
Compensation of Assets (Liabilities) for deferred taxes	(102,723,517)	102,723,517	(61,141,425)	61,141,425
Deferred Tax Assets (Liabilities) after compensation	2,837,792	(172,223,681)	21,796,517	(199,364,794)

	Opening balance January 1, 2017	Changes 2017						Closing balance December 31, 2017
		Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Recognized directly in equity	Foreign currency translation	Transfers to (from) Noncurrent Assets and Groups in Dispossession held for sale	Other increases (decreases)
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(240,908,311)	(22,836,691)	—	—	61,222	—	(1,503)	(263,685,283)
Provisions	36,443,610	2,940,867	—	—	—	—	505,995	39,890,472
Post-employment benefit obligations	6,215,828	976,808	(463,556)	—	—	—	(757,085)	5,971,995
Tax loss carryforwards	11,911,396	(2,375,294)	—	—	—	—	—	9,536,102
Other (1)	8,769,200	25,965,730	(497)	—	(28,356)	—	4,194,748	38,900,825
Deferred Tax Assets (Liabilities)	(177,568,277)	4,671,420	(464,053)	—	32,866	—	3,942,155	(169,385,889)

	Opening balance January 1, 2016	Changes 2016						Closing balance December 31, 2016
		Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Recognized directly in equity	Foreign currency translation	Transfers to (from) Noncurrent Assets and Groups in Dispossession held for sale	Other increases (decreases)
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(265,258,085)	24,331,401	—	—	15,488	—	2,885	(240,908,311)
Provisions	33,240,241	3,203,369	—	—	—	(62,749)	62,749	36,443,610
Post-employment benefit obligations	5,236,522	(807,693)	1,786,999	—	—	21,853	(21,853)	6,215,828
Tax loss carryforwards	12,084,821	(173,368)	—	—	—	—	(57)	11,911,396
Other	43,365,996	756,651	1,822	(30,829,099)	12,645	—	(4,538,815)	8,769,200
Deferred Tax Assets (Liabilities)	(171,330,505)	27,310,360	1,788,821	(30,829,099)	28,133	(40,896)	(4,495,091)	(177,568,277)

(1)

Deferred taxes recognized in increase (decrease) in profit and loss are mainly the related to recognition of tax on the investment in Hidroaysen, which has been classified as non-current assets held for distribution to the owners.

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017			2016			2015
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	1,840	(497)	1,343	(6,740)	1,820	(4,920)	1,077	(290)	787
Cash flow hedge	97,558,961	(25,701,599)	71,857,362	89,068,357	(21,116,232)	67,952,125	(122,593,576)	31,868,299	(90,725,277)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	(1,490)	—	(1,490)	(11,691,075)	—	(11,691,075)	(577,862)	—	(577,862)
Foreign currency translation	(3,686,549)	—	(3,686,549)	(3,532,844)	—	(3,532,844)	162,373	—	162,373
Actuarial gains(losses) on defined-benefit pension plans	1,716,875	(463,556)	1,253,319	(6,618,514)	1,786,999	(4,831,515)	(5,645,532)	1,325,242	(4,320,290)
Income tax related to components of other comprehensive income	95,589,637	(26,165,652)	69,423,985	67,219,184	(19,327,413)	47,891,771	(128,653,520)	33,193,251	(95,460,269)

Movements in Deferred Taxes for Components of Other Comprehensive Income

The movements in deferred taxes for the components of other comprehensive income as of December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
Reconciliation of changes in deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	(497)	1,788,821	1,724,427
Income tax of changes in cash flow hedge transactions	(25,701,599)	(21,116,234)	31,468,824
Total income tax relating to components of other comprehensive income	(25,702,096)	(19,327,413)	33,193,251